SUBSEQUENT EVENTS (Details) - Class B ordinary shares		2 Months Ended	7 Months Ended
	Aug. 15, 2025 $ / shares shares	May 21, 2025 shares	Sep. 30, 2025 shares
SUBSEQUENT EVENTS
Share split ratio		1	1
Common shares, outstanding		7,666,667	7,666,667
Founder shares
SUBSEQUENT EVENTS
Share split ratio	1.33
Common shares, outstanding	7,666,667
Shares held by each independent director	40,000
Founder shares | Subsequent event
SUBSEQUENT EVENTS
Share split ratio	1.33
Number of shares transferred	13,333
Transfer price per share (in dollars per share) | $ / shares	$ 43.48
Common shares, outstanding	7,666,667
Shares held by each independent director	40,000
Founder shares | Sponsor
SUBSEQUENT EVENTS
Common shares, outstanding	7,546,667
Founder shares | Sponsor | Subsequent event
SUBSEQUENT EVENTS
Common shares, outstanding	7,546,667